EQUITY - Other Comprehensive Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans	€ 1,605	€ (463)	€ 34
Total items that will not be reclassified to the consolidated income statement in subsequent periods	1,605	(463)	34
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	17,149	(56,855)	59,666
Losses/(Gains) on cash flow hedging instruments reclassified to the consolidated income statement	75,749	(7,275)	(19,557)
Gains/(Losses) on cash flow hedging instruments	92,898	(64,130)	40,109
Exchange differences on translating foreign operations	9,798	14,229	(11,731)
Total items that may be reclassified to the consolidated income statement in subsequent periods	102,696	(49,901)	28,378
Total other comprehensive income/(loss)	104,301	(50,364)	28,412
Related tax impact	(25,002)	18,070	(11,290)
Total other comprehensive income/(loss), net of tax	79,299	(32,294)	17,122
FFS
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans	€ (15)	€ 83	€ (4)
Items that may be reclassified to the consolidated income statement in subsequent periods:
Ownership interest (percent)	49.90%